Parent Company Only Financial Information - Parent Only Condensed Statements of Cash Flows (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net Income	$ 174,907	$ 86,197	$ (186,994)	$ 1,672,070
Adjustments to reconcile net income (loss) to net cash from operating activities:
Increase in other assets	2,033	(362,649)	(750)	(21,880)
Increase (decrease) in other liabilities	766,525	335,577	(243,264)	484,029
Net Cash Provided by Operating Activities	945,240	366,681	416,553	1,989,129
Cash flows from investing activities:
Net Cash Provided by (Used in) Investing Activities	7,464,342	(1,515,170)	17,710,569	(14,424,096)
Cash flows from financing activities:
Purchase and retirement of common stock	(44,500)		(156,220)	(1,371,844)
Net Cash Used in Financing Activities	(3,859,986)	(3,646,179)	(19,429,772)	15,782,014
Net Change in Cash and Cash Equivalents	4,549,596	(4,794,668)	(1,302,650)	3,347,047
Cash and Cash Equivalents, Beginning of Year	10,472,438	11,775,088	11,775,088	8,428,041
Cash and Cash Equivalents, End of Period	15,022,034	6,980,420	10,472,438	11,775,088
Parent
Cash flows from operating activities:
Net Income			(186,994)	1,672,070
Adjustments to reconcile net income (loss) to net cash from operating activities:
Equity in undistributed income of bank			131,287	(1,707,728)
Increase in other assets			(11,873)	(11,364)
Increase (decrease) in other liabilities			8,123	(81)
Net Cash Provided by Operating Activities			(59,457)	(47,103)
Cash flows from investing activities:
Principal payments on loan receivable-ESOP			24,505	23,734
Net Cash Provided by (Used in) Investing Activities			24,505	23,734
Cash flows from financing activities:
Purchase and retirement of common stock			(156,220)	(1,371,844)
Loan from subsidiary bank			191,172	1,395,213
Net Cash Used in Financing Activities			34,952	23,369
Cash and Cash Equivalents, Beginning of Year	$ 3,374,104	$ 3,374,104	3,374,104	3,374,104
Cash and Cash Equivalents, End of Period			$ 3,374,104	$ 3,374,104